Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Class G
Account Value [Line Items]
Line Graph and Table Measure Name	Class G
Account Value	$ 11,834	$ 11,198	$ 10,735	$ 10,692	$ 10,676	$ 10,527	$ 10,271	$ 10,113	$ 10,040	$ 10,009	$ 10,000
Class P
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 11,834	11,198	10,735	10,692	10,676	10,527	10,271	10,113	10,040	10,009	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Account Value	$ 11,685	11,077	10,658	10,643	10,635	10,472	10,225	10,085	10,033	10,006	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Account Value	$ 11,685	$ 11,077	$ 10,658	$ 10,643	$ 10,635	$ 10,472	$ 10,225	$ 10,085	$ 10,033	$ 10,006	$ 10,000